Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Liabilities Tables
Derivative liabilities by instrument type

The following table presents the derivative liabilities by instrument type as of December 31, 2012 and 2011:

Derivative Value by Instrument Type	December 31, 2012	December 31, 2011

Convertible Bridge Notes	$2,850,085	$747,424
Common Stock and Warrants	129,378	826,435
Non-employee Warrants	95,041	-
	$3,074,504	$1,573,859

Derivative Liabilities

The following table presents details of the Company’s derivative liabilities as of December 31, 2012 and 2011:

Total
Balance December 31, 2010	$334,478
Issuances in derivative value due to new security issuances of notes	149,197
Issuances in derivative value due to new security issuances of common stock and warrants	1,185,150
Conversion of bridge notes into common stock and warrants	(143,961)
Change in fair market value of derivative liabilities	48,995
Balance December 31, 2011	1,573,859
Issuances in derivative value due to new security issuances of notes	5,352,404
Issuances in derivative value due to allonges	118,633
Issuances in derivative value due to vesting of non-employee warrants	485,700
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to warrant cancellation	(1,318)
Change in fair market value of derivative liabilities	(963,863)
Balance December 31, 2012	$3,074,504